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                        WARBURG PINCUS FIXED INCOME FUND

                    WARBURG PINCUS GLOBAL FIXED INCOME FUND

              WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND

     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 17, 1998

     The following information supersedes certain information in the prospectuses and statement of additional information of the fund listed above in the section entitled "Management of the Fund -- Portfolio Managers":

     Fixed Income and Intermediate Government Funds. M. Anthony E. van Daalen, formerly Co-Portfolio Manager, is now the sole Portfolio Manager of these Funds.

     Global Fixed Income Fund. Charles C. Van Vleet, formerly Co-Portfolio Manager, is now the sole Portfolio Manager of this Fund.

     Dale C. Christensen no longer serves as Co-Portfolio Manager of these Funds. Dated: December 24, 1998
                                                                         16-1298
                                                                         for
                                                                         WPBDF
                                                                         ADBDF